Quarterly Holdings Report
for
Fidelity® Education Fund
May 31, 2025
EDI-NPRT3-0725
1.9901560.104
Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.9%
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	321,000	322,725
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	1,700,000	1,728,672
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,529,000	3,561,353
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	126,000	127,236
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	1,612,000	1,631,686
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	1,280,000	1,284,574
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	321,000	325,541
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	757,000	759,760
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	232,000	235,043
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	300,000	302,120
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	1,277,000	1,290,572
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,186,678
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	1,892,000	1,901,080
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	764,000	767,544
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	374,000	376,405
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,530,744
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,091,000	1,098,691
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	417,194	418,773
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	818,488	822,881
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	507,000	510,923
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	146,000	147,650
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,000	106,463
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	635,000	639,140
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	1,110,853	1,116,247
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	710,000	713,779
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,637,000	1,660,314
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,145,000	1,150,054
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/2026	361,616	361,849
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	297,877	299,713
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,324,000	1,339,743
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	103,092	103,297
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,660,000	1,672,697
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,000,000	2,021,220
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	397,334
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	1,943,000	1,957,605
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	581,000	585,676
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	292,346	294,161
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	334,000	336,451
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	370,000	373,893
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3, 4.61% 4/16/2029	1,375,000	1,384,325
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	901,000	908,845
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	589,000	592,640
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	591,386	594,899
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	331,000	333,750
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	585,000	586,890
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	189,000	190,996
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	808,000	814,224
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	740,000	742,244
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,469,573
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	607,711	610,887
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,818,961
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,713,847
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,151,000	4,208,140
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	823,000	825,536
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,720,000	1,732,164
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	136,000	135,710
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	1,723,000	1,740,431
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	1,089,000	1,101,041
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,962,000	1,970,757
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	181,000	181,613
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	863,000	871,318
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	753,000	760,128
TOTAL UNITED STATES		63,749,206
TOTAL ASSET-BACKED SECURITIES (Cost $63,155,341)		63,749,206

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	343,229	322,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	1,977,738	1,975,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,309,332	1,308,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	266,061	262,825
TOTAL UNITED STATES		3,869,070
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,823,319)		3,869,070

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	1,704,019	1,681,308
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	100,000	99,563
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	52,972	52,872
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	173,477	173,477
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	80,803	80,499
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	289,151	285,213
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	2,317,167	2,304,297
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	769,105	767,182
GS Mortgage Securities Trust Series 2016-GS2 Class AAB, 2.922% 5/10/2049	121,037	120,357
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	1,100,019	1,083,437
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	701,992	696,266
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	445,000	431,650
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,515,187	1,447,123
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	167,768	167,559
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	575,000	574,819
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	799,607	787,044
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,507,270	1,445,464
TOTAL UNITED STATES		12,198,130
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,907,623)		12,198,130

Non-Convertible Corporate Bonds - 34.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Glencore Funding LLC 4.907% 4/1/2028 (b)	449,000	451,137
CANADA - 1.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,587
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	315,000	313,962
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	538,000	535,874
Enbridge Inc 5.25% 4/5/2027	848,000	857,927
Enbridge Inc 5.3% 4/5/2029	708,000	723,647
Enbridge Inc 5.9% 11/15/2026	720,000	732,127
		3,163,537
Financials - 0.7%
Banks - 0.7%
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,129,880
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	495,000	494,314
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,213,018
Toronto Dominion Bank 2.8% 3/10/2027	64,000	62,233
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,531,913
		4,431,358
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,458,311
TOTAL CANADA		9,071,793
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banque Federative du Credit Mutuel SA 4.524% 7/13/2025 (b)	449,000	448,910
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	750,000	734,381
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	916,940
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	468,599

TOTAL FRANCE		2,568,830
GERMANY - 1.5%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,800,181
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	197,359
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	912,398
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	2,500,000	2,521,475
		5,431,413
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	750,000	739,507
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,176,635
		3,916,142
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	480,860
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	608,631
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	583,697
		1,673,188
TOTAL GERMANY		11,020,743
IRELAND - 0.5%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	700,000	678,436
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,549,139
		3,227,575
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	268,000	268,048
TOTAL IRELAND		3,495,623
JAPAN - 0.9%
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.892% 5/15/2028 (b)	934,000	942,697
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	1,300,000	1,248,472
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	2,050,000	1,984,052
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	2,500,000	2,492,391
		5,724,915
TOTAL JAPAN		6,667,612
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	2,926,760
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,050,898

TOTAL NETHERLANDS		3,977,658
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,132,321
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.305% 2/2/2027 (b)(c)	1,300,000	1,269,926
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	223,798
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,498,113
UBS Group AG 6.373% 7/15/2026 (b)(c)	300,000	300,419

TOTAL SWITZERLAND		4,292,256
UNITED KINGDOM - 3.5%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 4.7% 4/2/2027	801,000	802,631
BAT International Finance PLC 1.668% 3/25/2026	2,750,000	2,684,850
		3,487,481
Financials - 2.9%
Banks - 2.9%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,254,447
Barclays PLC 5.304% 8/9/2026 (c)	2,500,000	2,502,224
Barclays PLC 5.367% 2/25/2031 (c)	1,794,000	1,809,516
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,431,000	1,434,253
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,856,160
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,131,197
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	417,726
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	901,000	913,572
NatWest Group PLC 1.642% 6/14/2027 (c)	3,300,000	3,197,472
NatWest Group PLC 5.115% 5/23/2031 (c)	2,140,000	2,148,316
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,800,000	1,832,519
		20,497,402
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	587,000	591,821
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	556,215
		1,148,036
TOTAL UNITED KINGDOM		25,132,919
UNITED STATES - 25.3%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,559,306
AT&T Inc 4.25% 3/1/2027	400,000	398,813
AT&T Inc 4.3% 2/15/2030	250,000	247,366
AT&T Inc 4.7% 8/15/2030	922,000	924,905
Verizon Communications Inc 2.1% 3/22/2028	500,000	470,289
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,705,728
Verizon Communications Inc 3% 3/22/2027	78,000	76,116
		6,382,523
Media - 0.2%
Comcast Corp 2.35% 1/15/2027	500,000	484,365
Warnermedia Holdings Inc 3.755% 3/15/2027	1,000,000	969,372
Warnermedia Holdings Inc 4.054% 3/15/2029	6,000	5,587
		1,459,324
TOTAL COMMUNICATION SERVICES		7,841,847

Consumer Discretionary - 1.4%
Automobiles - 0.7%
General Motors Financial Co Inc 1.25% 1/8/2026	500,000	488,880
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,870,124
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,677,952
		5,036,956
Specialty Retail - 0.7%
Home Depot Inc/The 2.875% 4/15/2027	2,028,000	1,981,498
Lowe's Cos Inc 4.4% 9/8/2025	2,275,000	2,273,983
O'Reilly Automotive Inc 5.75% 11/20/2026	516,000	524,741
		4,780,222
TOTAL CONSUMER DISCRETIONARY		9,817,178

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.7%
Dollar General Corp 4.625% 11/1/2027	2,406,000	2,405,810
Mars Inc 4.45% 3/1/2027 (b)	838,000	838,812
Mars Inc 4.6% 3/1/2028 (b)	1,422,000	1,428,619
Mars Inc 4.8% 3/1/2030 (b)	467,000	469,882
		5,143,123
Personal Care Products - 0.2%
Kenvue Inc 5.05% 3/22/2028	1,262,000	1,293,871
Tobacco - 0.2%
Philip Morris International Inc 4.75% 2/12/2027	1,503,000	1,514,140
TOTAL CONSUMER STAPLES		7,951,134

Energy - 0.6%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	15,000	14,461
Oil, Gas & Consumable Fuels - 0.6%
MPLX LP 1.75% 3/1/2026	2,000,000	1,954,992
MPLX LP 4% 3/15/2028	760,000	749,274
ONEOK Inc 4.25% 9/24/2027	173,000	171,867
ONEOK Inc 4.4% 10/15/2029	180,000	177,121
Williams Cos Inc/The 4.8% 11/15/2029	914,000	919,092
		3,972,346
TOTAL ENERGY		3,986,807

Financials - 16.5%
Banks - 7.5%
Bank of America Corp 1.197% 10/24/2026 (c)	500,000	492,956
Bank of America Corp 1.734% 7/22/2027 (c)	500,000	483,649
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	821,551
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,434,302
Bank of America Corp 4.827% 7/22/2026 (c)	2,500,000	2,499,714
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,773,577
Citibank NA 4.576% 5/29/2027	2,140,000	2,143,047
Citigroup Inc 1.122% 1/28/2027 (c)	3,000,000	2,928,692
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,919,172
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,257,521
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	3,080,000	2,957,809
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,647,928
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,229,982
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	343,595
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,768,975
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,181,203
KeyBank NA/Cleveland OH 4.15% 8/8/2025	250,000	249,590
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,030,247
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,038,506
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	742,763
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	590,000	595,265
Truist Financial Corp 4.26% 7/28/2026 (c)	2,960,000	2,956,614
Truist Financial Corp 5.071% 5/20/2031 (c)	1,689,000	1,696,520
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,224,860
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,253,433
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,336,000	1,340,937
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,656,000	1,668,325
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	950,953
Wells Fargo Bank NA 5.254% 12/11/2026	1,800,000	1,822,971
		53,454,657
Capital Markets - 5.1%
Athene Global Funding 1.73% 10/2/2026 (b)	573,000	550,787
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,381,612
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	2,026,012
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,027,735
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	515,427
Bank of New York Mellon/The 4.729% 4/20/2029 (c)	659,000	664,675
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,192,402
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,475,994
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,491,714
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,000,000	2,010,186
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	897,000	894,959
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	122,319
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,963,372
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,492,586
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,341,945
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,026,594
Morgan Stanley 4.679% 7/17/2026 (c)	1,842,000	1,841,752
Morgan Stanley 4.994% 4/12/2029 (c)	1,225,000	1,236,471
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,817,876
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,330,368
S&P Global Inc 2.45% 3/1/2027	2,814,000	2,729,564
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,486,345
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,247,002
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,018,049
		36,885,746
Consumer Finance - 0.9%
American Express Co 2.55% 3/4/2027	54,000	52,377
American Express Co 5.085% 1/30/2031 (c)	450,000	456,830
Capital One Financial Corp 1.878% 11/2/2027 (c)	3,400,000	3,270,125
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,701,000	2,700,979
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	240,521
		6,720,832
Financial Services - 0.5%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,718,369
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	829,704
		3,548,073
Insurance - 2.5%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,122,593
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	651,912
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	799,000	767,653
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,220,000	1,219,522
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	886,000	891,419
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,876,516
Jackson National Life Global Funding 4.7% 6/5/2028 (b)	1,864,000	1,865,850
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,024,035
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	586,000	595,785
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,122,391
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,858,502
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	599,816
Pricoa Global Funding I 4.7% 5/28/2030 (b)	2,140,000	2,148,125
RGA Global Funding 2% 11/30/2026 (b)	30,000	28,918
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,083,070
Western-Southern Global Funding 4.9% 5/1/2030 (b)	203,000	203,569
		18,059,676
TOTAL FINANCIALS		118,668,984

Health Care - 0.7%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	378,000	384,911
Health Care Providers & Services - 0.3%
CVS Health Corp 4.3% 3/25/2028	110,000	108,780
Humana Inc 3.7% 3/23/2029	2,500,000	2,401,479
		2,510,259
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co 4.9% 2/22/2027	1,158,000	1,171,361
Bristol-Myers Squibb Co 4.9% 2/22/2029	846,000	861,814
		2,033,175
TOTAL HEALTH CARE		4,928,345

Industrials - 1.1%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	500,000	503,004
Boeing Co 6.259% 5/1/2027	150,000	154,179
RTX Corp 3.95% 8/16/2025	116,000	115,762
RTX Corp 5.75% 1/15/2029	366,000	381,484
		1,154,429
Machinery - 0.6%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,141,104
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,126,146
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	216,645
		4,483,895
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	61,000	61,791
Trading Companies & Distributors - 0.3%
Air Lease Corp 2.2% 1/15/2027	2,530,000	2,437,330
TOTAL INDUSTRIALS		8,137,445

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2027	298,000	302,003
Amphenol Corp 5.05% 4/5/2029	430,000	439,584
Dell International LLC / EMC Corp 5% 4/1/2030	728,000	731,749
		1,473,336
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 2/15/2028	1,488,000	1,480,709
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,389,444
		2,870,153
Software - 0.5%
Roper Technologies Inc 1% 9/15/2025	2,076,000	2,054,297
Roper Technologies Inc 1.75% 2/15/2031	750,000	635,689
Roper Technologies Inc 4.5% 10/15/2029	603,000	599,991
		3,289,977
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	819,932
TOTAL INFORMATION TECHNOLOGY		8,453,398

Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	271,000	272,567
Utilities - 1.6%
Electric Utilities - 1.3%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,268,917
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	837,051
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,337,603
Eversource Energy 0.8% 8/15/2025	43,000	42,635
Exelon Corp 2.75% 3/15/2027	1,006,000	976,249
Exelon Corp 5.15% 3/15/2029	381,000	388,120
Georgia Power Co 4.65% 5/16/2028	948,000	956,751
Pinnacle West Capital Corp 4.9% 5/15/2028	332,000	334,544
Pinnacle West Capital Corp 5.15% 5/15/2030	355,000	359,055
Southern Co/The 3.25% 7/1/2026	500,000	494,021
Southern Co/The 5.5% 3/15/2029	900,000	932,147
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	426,382
		9,353,475
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	574,000	578,627
DTE Energy Co 5.2% 4/1/2030	1,072,000	1,090,379
Public Service Enterprise Group Inc 4.9% 3/15/2030	499,000	502,400
		2,171,406
TOTAL UTILITIES		11,524,881

TOTAL UNITED STATES		181,582,586
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $248,189,482)		250,393,478

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,615,333	1,509,158
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	101,545	98,896
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	954,021	902,531
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	101,759	99,866
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	263,221	256,853
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	283,195	271,736
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	27,576	26,793
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	73,072	70,811
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	278,141	260,329
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	48,040	46,825
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	333,687	322,762
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	58,078	56,061
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	18,784	18,267
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2036	1,582,527	1,494,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	1,178,793	1,114,805
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	56,025	54,521
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	479,951	463,549
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	117,924	114,275
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	121,901	120,077
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	3,570	3,519
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	238,956	234,965
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	130,322	128,439
Freddie Mac Gold Pool 2.5% 1/1/2028	92,229	90,565
Freddie Mac Gold Pool 2.5% 3/1/2032	1,465,202	1,401,459
Freddie Mac Gold Pool 3% 10/1/2035	80,172	75,856
Freddie Mac Gold Pool 3% 12/1/2030	14,185	13,778
Freddie Mac Gold Pool 3% 12/1/2032	964,804	931,804
Freddie Mac Gold Pool 3% 2/1/2033	13,101	12,741
Freddie Mac Gold Pool 3% 3/1/2033	45,450	43,844
Freddie Mac Gold Pool 3% 7/1/2032	330,857	319,993
TOTAL UNITED STATES		10,559,117
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,584,099)		10,559,117

U.S. Treasury Obligations - 52.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	3.36 to 4.09	5,035,500	4,587,222
US Treasury Notes 3.5% 9/30/2029	3.94 to 4.31	23,255,100	22,855,403
US Treasury Notes 3.875% 11/30/2027	3.78 to 4.01	15,500,000	15,498,789
US Treasury Notes 4% 1/31/2029	3.89	11,212,000	11,246,600
US Treasury Notes 4% 2/15/2034	4.25 to 4.39	12,372,100	12,088,412
US Treasury Notes 4% 2/29/2028	3.81 to 4.16	13,182,500	13,225,755
US Treasury Notes 4% 3/31/2030	3.72 to 4.06	17,909,100	17,939,881
US Treasury Notes 4.125% 10/31/2027	3.89 to 4.26	22,561,900	22,684,404
US Treasury Notes 4.125% 3/31/2029	3.74 to 4.52	50,769,500	51,150,271
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.19	7,000,000	7,052,227
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.31	61,000,000	61,717,226
US Treasury Notes 4.375% 11/30/2028	4.30 to 4.31	14,000,000	14,216,016
US Treasury Notes 4.375% 5/15/2034	4.57	2,027,200	2,032,902
US Treasury Notes 4.5% 4/15/2027	3.85 to 4.80	24,854,800	25,104,319
US Treasury Notes 4.625% 2/15/2035	4.34	2,751,300	2,802,077
US Treasury Notes 4.625% 4/30/2029	4.38 to 4.72	24,600,100	25,223,751
US Treasury Notes 4.625% 4/30/2031	3.65 to 4.64	26,100,600	26,848,953
US Treasury Notes 4.875% 10/31/2028	3.63 to 4.81	35,695,500	36,804,013
TOTAL U.S. TREASURY OBLIGATIONS (Cost $370,006,574)			373,078,221

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $3,072,151)	4.32	3,071,538	3,072,152

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $710,738,589)	716,919,374
NET OTHER ASSETS (LIABILITIES) - 0.1%	906,435
NET ASSETS - 100.0%	717,825,809

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,734,710 or 11.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,063,630	129,382,251	128,373,729	168,496	-	-	3,072,152	3,071,538	0.0%
Total	2,063,630	129,382,251	128,373,729	168,496	-	-	3,072,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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